Other income and (expenses) - Summary of other operating income (expense) (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other income
Fair value adjustment of the participation held by Interbank in Izipay, note 1(d)		S/ 222,513	S/ 0	S/ 0
Maintenance, installation and sale of POS equipment		22,000	0	0
Gain from sale of written-off-loans	[1]	19,177	11,848	12,962
Gain from refunds and penalties		18,783	0	0
Income from investments in associates	[2]	18,713	33,378	9,068
Profit from sale of property, furniture and equipment, Note 8(d)		11,780	0	0
Services rendered to third parties		7,611	6,836	7,843
Other technical income from insurance operations		6,489	8,115	11,547
Income from ATM rentals		6,459	4,944	3,971
Others		66,677	24,377	16,726
Total other income		400,202	89,498	62,117
Other expenses
Commissions from insurance activities		(108,597)	(37,920)	(28,390)
Sundry technical insurance expenses		(67,820)	(65,757)	(47,285)
Cost of sale of POS equipment		(27,366)	0	0
Provision for sundry risk		(12,661)	(14,872)	(4,918)
Expenses related to rental income		(7,521)	(4,026)	(1,993)
Administrative and tax penalties		(7,317)	(2,672)	(543)
Write-off of intangibles, Note 9(a)		(6,266)	(10,371)	(824)
Provision for accounts receivable		(5,684)	(1,123)	(7,310)
Donations		(4,712)	(4,991)	(5,509)
Others	[3]	(67,901)	(68,460)	(47,275)
Total other expenses		S/ (315,845)	S/ (210,192)	S/ (144,047)

[1]	During the years 2022, 2021and 2020, Interbank sold written-off loan portfolios, in cash and to non-related third parties. The nominal value of the credits sold amounted to S/973,966,000, S/501,540,000 and S/625,406,000, respectively.
[2]	As of December 31, 2022, includes S/5,033,000 corresponding to the participation that Interbank held in Izipay until the date of its acquisition, see Note 1(d).
[3]	During the year 2022, corresponds mainly to expenses for operational write-offs and technological failures, among other minor expenses. During 2022 and 2021, correspond mainly to non-recurring expenses derived from the Covid-19 pandemic (implementation of safety protocols and remote working, among others).